Other Noncurrent Liabilities and Deferred Credits - Schedule of Other Noncurrent Liabilities and Deferred Credits (Detail) - USD ($) $ in Millions	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Payables and Accruals [Abstract]
Fair value of derivative contracts		$ 189	$ 368
Liability related to the resolution of a legal matter		148	222
Accrued compensation and retirement costs		92	102
Deferred alumina sales revenue		84	93
Deferred credit related to derivative contract			62
Other		85	81
Other noncurrent liabilities and deferred credits, total	$ 614	$ 598	$ 928